Related Party Disclosures - Summary of Compensation of Key Management Personnel (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits	€ 1,847	€ 1,161	€ 880
Share-based payment transactions	18,151	6,163	1,855
Total compensation paid to key management personnel	€ 19,998	€ 7,324	€ 2,735